UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2002

Check here if amended [ x  ];	Amended Number: 2
This Amendment (check only one.):	[     ] is a restatement.
						[     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Artemis Investment Management LLC
Address:	437 Madison Avenue
		28th Floor
		New York, NY 10022

Strategic Investment Management:

13F File Number:	28-2437

The Institutional Investment Manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:	Jacqueline M. Kealy
Title:		Assistant Treasurer
Phone:	(212) 207-2703

Signature				Place					Date
Jacqueline Kealy	437 Madison Avenue, NY 10022  	 	     8/20/02

Report Type (check only one.):

[X ]		13F Holdings Report.
[   ]		13F Notice.
[   ]		13F Combination Report.

List of other managers reporting for this manager:
Strategic Investment Management.

I am signing this report as required by the securities exchange act of 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:			1

Form 13F information table entry total:			82


Form 13F information table value total (x$1000):	$163,284


List of other included managers:  zero

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                                                    Artemis Investment Management
                                                              FORM 13F
                                                            June 30, 2002

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

Accredo Health Inc             COM              00437V104     3940 85400.00 SH       Sole                 85400.00
Advo Inc.                      COM              007585102     4302 113000.00SH       Sole                113000.00
Allete                         COM              018522102      374 13795.00 SH       Sole                 13795.00
American Tower Corp.           COM              029912201     1949 564905.00SH       Sole                564905.00
Anthem Inc                     COM              03674B104      294  4355.00 SH       Sole                  4355.00
Arris Group Inc.               COM              04269Q100     1186 264800.00SH       Sole                264800.00
Associated Banc-Corp           COM              045487105      400 10603.00 SH       Sole                 10603.00
Bard C.R. Inc                  COM              067383109      413  7295.00 SH       Sole                  7295.00
Biomet Inc.                    COM              090613100       93  3425.00 SH       Sole                  3425.00
Biosource International Inc.   COM              09066H104      913 154800.00SH       Sole                154800.00
Bisys Group                    COM              055472104      295  8850.00 SH       Sole                  8850.00
Borders Group Inc              COM              099709107     4569 248300.00SH       Sole                248300.00
Brinker International          COM              109641100      381 12000.00 SH       Sole                 12000.00
Canadian National              COM              136375102      378  7295.00 SH       Sole                  7295.00
Compucredit                    COM              20478N100      162 23815.00 SH       Sole                 23815.00
Conagra Inc                    COM              205887102      451 16315.00 SH       Sole                 16315.00
Cray Inc                       COM              225223106     2345 524690.00SH       Sole                524690.00
DRS Technologies               COM              23330X100     5929 138700.00SH       Sole                138700.00
DST Systems Inc.               COM              233326107      293  6400.00 SH       Sole                  6400.00
DoubleClick Inc                COM              258609304     1729 238455.00SH       Sole                238455.00
Duane Reade Inc.               COM              263578106     5761 169200.00SH       Sole                169200.00
Eastman Chemical Co.           COM              277432100      403  8585.00 SH       Sole                  8585.00
Echostar Communications Corp   COM              278762109      117  6315.00 SH       Sole                  6315.00
Electronic For Imaging         COM              286082102      369 23185.00 SH       Sole                 23185.00
Elizabeth Arden Inc.           COM              28660G106     3768 215300.00SH       Sole                215300.00
Emcor Group                    COM              29084Q100     4836 82385.00 SH       Sole                 82385.00
Entercom Communications Corp.  COM              293639100     3658 79700.00 SH       Sole                 79700.00
ExpressJet Holdings Inc        COM              30218U108      159 12165.00 SH       Sole                 12165.00
FMC Technologies               COM              30249U101     6258 301450.00SH       Sole                301450.00
Family Dollar Stores           COM              307000109      434 12300.00 SH       Sole                 12300.00
Federated Dept Stores          COM              31410H101      349  8800.00 SH       Sole                  8800.00
Fisher Scientific              COM              338032204     5954 212640.00SH       Sole                212640.00
Flowserve Corp                 COM              34354P105     5563 186665.00SH       Sole                186665.00
Foot Locker Inc.               COM              344849104     5835 403815.00SH       Sole                403815.00
Gannett Co. Inc.               COM              364730101      363  4785.00 SH       Sole                  4785.00
Gap, Inc., The                 COM              364760108      352 24805.00 SH       Sole                 24805.00
General Cable                  COM              369300108     1987 315450.00SH       Sole                315450.00
Grant Pride Co                 COM              38821G101     4026 296000.00SH       Sole                296000.00
Gtech Holdings                 COM              400518106     2064 80800.00 SH       Sole                 80800.00
Kroger                         COM              501044101      175  8805.00 SH       Sole                  8805.00
LCC International Inc.         COM              501810105      336 234700.00SH       Sole                234700.00
Lehman Brothers Holdings Inc.  COM              524908100      364  5815.00 SH       Sole                  5815.00
Lithia Motors                  COM              536797103     1936 71900.00 SH       Sole                 71900.00
Masco Corp                     COM              574599106      175  6465.00 SH       Sole                  6465.00
McDonalds Corp.                COM              580135101      186  6530.00 SH       Sole                  6530.00
Mediacom Communications Corp   COM              58446K105     1447 185700.00SH       Sole                185700.00
Medsource Technology Inc.      COM              58505Y103     1660 135500.00SH       Sole                135500.00
Metro Goldwyn Mayer Inc.       COM              591610100     1775 151681.00SH       Sole                151681.00
Mettler Toledo International   COM              592688105      327  8860.00 SH       Sole                  8860.00
Micromuse                      COM              595094103     1221 263200.00SH       Sole                263200.00
Mohawk Industries              COM              608190104      213  3465.00 SH       Sole                  3465.00
Noble Energy Inc               COM              655044105      147  4080.00 SH       Sole                  4080.00
O'Reilly Automotive Inc.       COM              686091109     2290 83105.00 SH       Sole                 83105.00
Office Depot                   COM              676220106      137  8145.00 SH       Sole                  8145.00
Omnicare Inc.                  COM              681904108     6216 236715.00SH       Sole                236715.00
On Assignment                  COM              682159108     2264 127200.00SH       Sole                127200.00
Pacer International Inc        COM              69373H106     3529 204725.00SH       Sole                204725.00
Pall Corp.                     COM              696429307      428 20635.00 SH       Sole                 20635.00
Pentair Inc.                   COM              709631105      168  3485.00 SH       Sole                  3485.00
Quest Diagnostics Inc          COM              74834L100      124  1445.00 SH       Sole                  1445.00
Quicksilver                    COM              74838C106      207  8345.00 SH       Sole                  8345.00
Radio One Inc (Non voting Stoc COM              75040P405      510 34300.00 SH       Sole                 34300.00
Reebok International           COM              758110100      291  9880.00 SH       Sole                  9880.00
Regal Entertainment Grp        COM              758766109     2446 104900.00SH       Sole                104900.00
Regeneration Technologies Inc. COM              75886N100     1963 324970.00SH       Sole                324970.00
Rehabcare Group                COM              759148109     4316 179600.00SH       Sole                179600.00
Robert Half Int't Inc          COM              770323103      187  8025.00 SH       Sole                  8025.00
Shaw Group Inc.                COM              820280105     5366 174800.00SH       Sole                174800.00
Sicor Inc                      COM              825846108     4911 264900.00SH       Sole                264900.00
Silgan Holdings                COM              827048109     2790 69000.00 SH       Sole                 69000.00
Six Flags Inc.                 COM              83001P109     5149 356365.00SH       Sole                356365.00
Smithfield Foods               COM              832248108     3053 164600.00SH       Sole                164600.00
Sourcecorp                     COM              836167106     5185 195650.00SH       Sole                195650.00
Southwest Bancorp TX           COM              84476R109     4039 111500.00SH       Sole                111500.00
Tenet Healthcare Corp.         COM              88033G100      292  4085.00 SH       Sole                  4085.00
Travelers Property Casualty    COM              89420G109      162  9135.00 SH       Sole                  9135.00
Triad Hospitals                COM              89579K109     6197 146220.00SH       Sole                146220.00
Valassis Communications        COM              918866104     3601 98650.00 SH       Sole                 98650.00
Varian Inc.                    COM              922206107     4259 129255.00SH       Sole                129255.00
Viad Corp                      COM              92552R109      278 10695.00 SH       Sole                 10695.00
Wendy's International Inc.     COM              950590109      188  4730.00 SH       Sole                  4730.00
Werner Enterprises             COM              950755108      124  5825.00 SH       Sole                  5825.00
REPORT SUMMARY                 82 DATA RECORDS              163284            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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